Business combination (Details 4)					12 Months Ended				1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Fuzhou Online Game Information Technology Co., Ltd. (Fuzhou Online Game) CNY	Sep. 30, 2014 Fuzhou Online Game Information Technology Co., Ltd. (Fuzhou Online Game) CNY	Apr. 30, 2014 Fuzhou Online Game Information Technology Co., Ltd. (Fuzhou Online Game)	Sep. 30, 2014 Fuzhou Online Game Information Technology Co., Ltd. (Fuzhou Online Game) Trade name and domain name CNY	Sep. 30, 2014 Fuzhou Online Game Information Technology Co., Ltd. (Fuzhou Online Game) Non-compete agreements CNY	Sep. 30, 2014 Fuzhou Online Game Information Technology Co., Ltd. (Fuzhou Online Game) Customer relationship CNY
Business combination disclosures
Percentage of equity interests to be acquired							100.00%
Variable consideration to be settled for remaining equity interest, subject to adjustments						17,624,000
Cash consideration paid					25,000,000
Allocation of purchase price
Net tangible assets acquired						14,485,000
Identifiable intangible assets								5,300,000	3,560,000	3,470,000
Identifiable net assets acquired						26,815,000
Total consideration						48,248,000
Goodwill						21,433,000
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation						3,083,000
Total goodwill arising from business combination	$ 77,307,707	479,663,396	511,270,880	408,829,417		24,516,000
Weighted average amortization period at the acquisition date									5 years	6 years 6 months